VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—26.1%
Auto Manufacturers—0.8%
Ford Motor Co. 0.000%, 3/15/26	$ 16,300	$ 16,284
Lucid Group, Inc. 144A 1.250%, 12/15/26(1)	17,880	10,031
NIO, Inc. 0.000%, 2/1/26	17,700	16,374
		42,689

Banks—0.5%
BofA Finance LLC 0.600%, 5/25/27	22,120	24,500
Biotechnology—1.4%
Alnylam Pharmaceuticals, Inc. 144A 1.000%, 9/15/27(1)	9,490	9,471
BioMarin Pharmaceutical, Inc.
0.599%, 8/1/24	3,550	3,642
1.250%, 5/15/27	8,620	8,991
Bridgebio Pharma, Inc. 2.250%, 2/1/29	12,175	7,760
Guardant Health, Inc. 0.000%, 11/15/27	10,085	6,760
Halozyme Therapeutics, Inc. 0.250%, 3/1/27	19,055	16,149
Insmed, Inc. 0.750%, 6/1/28	4,225	3,264
Livongo Health, Inc. 0.875%, 6/1/25	6,900	6,076
Sarepta Therapeutics, Inc. 144A 1.250%, 9/15/27(1)	9,195	11,030
		73,143

Commercial Services—1.8%
Affirm Holdings, Inc. 0.000%, 11/15/26	24,175	15,532
Block, Inc.
0.125%, 3/1/25	5,735	5,480
0.000%, 5/1/26	25,765	20,998
0.250%, 11/1/27	2,860	2,188
Chegg, Inc. 0.125%, 3/15/25	14,215	12,438
Euronet Worldwide, Inc. 0.750%, 3/15/49	9,610	9,250
Shift4 Payments, Inc.
0.000%, 12/15/25	6,325	7,391
0.500%, 8/1/27	16,220	15,304
		88,581

Computers—0.7%
Lumentum Holdings, Inc.
0.500%, 12/15/26	14,475	12,521
	Par Value	Value

Computers—continued
0.500%, 6/15/28	$ 17,745	$ 13,511
Zscaler, Inc. 0.125%, 7/1/25	8,875	9,358
		35,390

Diversified Financial Services—1.7%
Coinbase Global, Inc. 0.500%, 6/1/26	21,960	14,051
Goldman Sachs Finance Corp. 0.500%, 12/29/27(2)	22,280	22,501
JPMorgan Chase Financial Co., LLC 0.500%, 6/15/27	21,000	25,851
SoFi Technologies, Inc. 144A 0.000%, 10/15/26(1)	21,245	14,819
Upstart Holdings, Inc. 0.250%, 8/15/26	12,330	7,145
		84,367

Energy-Alternate Sources—0.6%
Enphase Energy, Inc.
0.000%, 3/1/26	10,400	10,686
0.000%, 3/1/28	4,290	4,448
SolarEdge Technologies, Inc. 0.000%, 9/15/25	4,665	6,046
Sunnova Energy International, Inc. 144A 2.625%, 2/15/28(1)	15,640	11,269
		32,449

Entertainment—0.5%
DraftKings Holdings, Inc. 0.000%, 3/15/28	17,990	12,449
Live Nation Entertainment, Inc. 2.000%, 2/15/25	5,555	5,405
Vail Resorts, Inc. 0.000%, 1/1/26	10,560	9,432
		27,286

Equity Real Estate Investment Trusts (REITs)—0.2%
Pebblebrook Hotel Trust 1.750%, 12/15/26	12,180	10,310
Healthcare-Products—1.2%
CONMED Corp. 144A 2.250%, 6/15/27(1)	6,325	6,265
Envista Holdings Corp. 2.375%, 6/1/25	2,565	5,111
Exact Sciences Corp.
0.375%, 3/15/27	790	735
0.375%, 3/1/28	20,895	18,348
	Par Value	Value

Healthcare-Products—continued
Insulet Corp. 0.375%, 9/1/26	$ 9,755	$ 14,569
Novocure Ltd. 0.000%, 11/1/25	8,475	7,284
Omnicell, Inc. 0.250%, 9/15/25	7,965	7,320
		59,632

Healthcare-Services—0.2%
Teladoc Health, Inc. 1.250%, 6/1/27	11,000	8,484
Internet—6.4%
Airbnb, Inc. 0.000%, 3/15/26	28,980	25,343
Booking Holdings, Inc. 0.750%, 5/1/25	13,330	19,960
Etsy, Inc.
0.125%, 9/1/27	4,955	4,457
0.250%, 6/15/28	24,535	20,249
Expedia Group, Inc. 0.000%, 2/15/26	23,335	20,891
Match Group Financeco 2, Inc. 144A 0.875%, 6/15/26(1)	10,295	9,173
Match Group Financeco 3, Inc. 144A 2.000%, 1/15/30(1)	6,620	5,647
Okta, Inc.
0.125%, 9/1/25	12,545	11,309
0.375%, 6/15/26	3,405	2,898
Opendoor Technologies, Inc. 144A 0.250%, 8/15/26(1)	7,375	3,704
Palo Alto Networks, Inc.
0.750%, 7/1/23	9,650	21,621
0.375%, 6/1/25	11,930	24,057
Sea Ltd. 0.250%, 9/15/26	24,825	19,450
Shopify, Inc. 0.125%, 11/1/25	13,000	11,427
Snap, Inc.
0.750%, 8/1/26	7,500	6,870
0.000%, 5/1/27	7,755	5,649
0.125%, 3/1/28	36,940	25,913
Spotify U.S.A., Inc. 0.000%, 3/15/26	18,205	15,238
Uber Technologies, Inc. 0.000%, 12/15/25	29,140	25,637
Wayfair, Inc. 0.625%, 10/1/25	18,685	13,598
Wix.com Ltd. 0.000%, 8/15/25	12,510	10,796
Zillow Group, Inc.
2.750%, 5/15/25	13,715	14,017
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Internet—continued
1.375%, 9/1/26	$ 5,500	$ 6,471
		324,375

Leisure Time—0.4%
NCL Corp., Ltd. 1.125%, 2/15/27	25,520	18,149
Royal Caribbean Cruises Ltd. 2.875%, 11/15/23	2,660	2,725
		20,874

Machinery-Diversified—0.3%
Middleby Corp. (The) 1.000%, 9/1/25	10,440	12,948
Media—1.1%
DISH Network Corp.
0.000%, 12/15/25	14,730	7,778
3.375%, 8/15/26	7,890	4,063
Liberty Broadband Corp. 144A 3.125%, 3/31/53(1)	13,365	13,064
Liberty Media Corp.
1.375%, 10/15/23	10,215	11,078
144A 0.500%, 12/1/50(1)	19,030	18,737
		54,720

Mining—0.2%
MP Materials Corp. 144A 0.250%, 4/1/26(1)	12,250	11,511
Miscellaneous Manufacturing—0.2%
Axon Enterprise, Inc. 144A 0.500%, 12/15/27(1)	7,905	9,261
Passenger Airlines—0.4%
Southwest Airlines Co. 1.250%, 5/1/25	15,740	17,881
Personal Care Product—0.2%
Beauty Health Co. (The) 144A 1.250%, 10/1/26(1)	12,475	10,386
Pharmaceuticals—1.0%
Clovis Oncology, Inc. 1.250%, 5/1/25(3)	4,440	444
Dexcom, Inc. 0.250%, 11/15/25	25,070	26,854
Jazz Investments I Ltd. 2.000%, 6/15/26	23,155	25,644
		52,942

Retail—0.2%
Burlington Stores, Inc. 2.250%, 4/15/25	8,845	10,155
Semiconductors—1.1%
Microchip Technology, Inc. 0.125%, 11/15/24	24,330	27,160
	Par Value	Value

Semiconductors—continued
ON Semiconductor Corp. 144A 0.500%, 3/1/29(1)	$ 12,735	$ 13,239
Wolfspeed, Inc. 0.250%, 2/15/28	18,530	15,436
		55,835

Software—5.0%
Akamai Technologies, Inc.
0.125%, 5/1/25	12,050	12,114
0.375%, 9/1/27	7,975	7,324
Alteryx, Inc. 0.500%, 8/1/24	4,940	4,607
Bentley Systems, Inc.
0.125%, 1/15/26	775	734
0.375%, 7/1/27	19,350	16,332
Bill.com Holdings, Inc. 0.000%, 4/1/27	25,600	19,891
Blackline, Inc. 0.000%, 3/15/26	7,290	6,178
Cloudflare, Inc. 0.000%, 8/15/26	25,575	21,598
Confluent, Inc. 0.000%, 1/15/27	16,890	13,341
Datadog, Inc. 0.125%, 6/15/25	8,930	9,640
DigitalOcean Holdings, Inc. 0.000%, 12/1/26	25,880	20,323
DocuSign, Inc. 0.000%, 1/15/24	8,830	8,424
Five9, Inc. 0.500%, 6/1/25	11,745	10,812
MicroStrategy, Inc. 0.000%, 2/15/27	12,620	6,602
MongoDB, Inc. 0.250%, 1/15/26	3,990	5,155
Nutanix, Inc. 0.250%, 10/1/27	9,495	7,913
RingCentral, Inc.
0.000%, 3/1/25	19,170	16,879
0.000%, 3/15/26	5,270	4,262
Splunk, Inc.
1.125%, 9/15/25	25,000	24,191
1.125%, 6/15/27	6,025	5,148
Tyler Technologies, Inc. 0.250%, 3/15/26	9,315	8,896
Unity Software, Inc. 0.000%, 11/15/26	28,435	22,023
		252,387

Total Convertible Bonds and Notes (Identified Cost $1,575,657)		1,320,106

Corporate Bonds and Notes—32.6%
Advertising—0.2%
Clear Channel Outdoor Holdings, Inc.
144A 7.750%, 4/15/28(1)	5,410	4,057
	Par Value	Value

Advertising—continued
144A 7.500%, 6/1/29(1)	$ 7,810	$ 5,551
		9,608

Aerospace & Defense—0.4%
Bombardier, Inc. 144A 7.500%, 2/1/29(1)	10,020	10,236
Triumph Group, Inc. 144A 9.000%, 3/15/28(1)	8,445	8,454
		18,690

Auto Components—0.8%
American Axle & Manufacturing, Inc.
6.500%, 4/1/27	6,070	5,584
5.000%, 10/1/29	7,700	6,503
Clarios Global LP 144A 8.500%, 5/15/27(1)	9,195	9,230
Goodyear Tire & Rubber Co. (The) 5.250%, 7/15/31	21,515	18,583
		39,900

Auto Manufacturers—0.7%
Ford Motor Co.
9.625%, 4/22/30	2,075	2,409
7.450%, 7/16/31	9,690	10,244
6.100%, 8/19/32	10,425	10,102
Ford Motor Credit Co. LLC
5.113%, 5/3/29	2,245	2,108
4.000%, 11/13/30	14,895	12,657
		37,520

Building Materials—0.7%
Builders FirstSource, Inc.
144A 4.250%, 2/1/32(1)	10,405	9,067
144A 6.375%, 6/15/32(1)	8,065	8,094
Griffon Corp. 5.750%, 3/1/28	8,175	7,580
Summit Materials LLC 144A 5.250%, 1/15/29(1)	11,970	11,311
		36,052

Chemicals—0.7%
Chemours Co. (The)
144A 5.750%, 11/15/28(1)	6,355	5,673
144A 4.625%, 11/15/29(1)	13,120	10,822
Tronox, Inc. 144A 4.625%, 3/15/29(1)	10,895	9,123
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	11,740	9,950
		35,568

See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Commercial Services—1.6%
ADT Security Corp. (The) 144A 4.125%, 8/1/29(1)	$ 15,625	$ 13,934
Avis Budget Car Rental LLC
144A 5.750%, 7/15/27(1)	6,905	6,676
144A 5.375%, 3/1/29(1)	5,680	5,273
Deluxe Corp. 144A 8.000%, 6/1/29(1)	5,540	4,051
Herc Holdings, Inc. 144A 5.500%, 7/15/27(1)	10,975	10,591
Hertz Corp. (The) 144A 5.000%, 12/1/29(1)	13,315	11,028
Monitronics International Escrow 9.125%, 4/1/20(2)	6,450	—
NESCO Holdings II, Inc. 144A 5.500%, 4/15/29(1)	12,150	10,992
United Rentals North America, Inc. 5.250%, 1/15/30	13,445	12,941
Williams Scotsman International, Inc. 144A 6.125%, 6/15/25(1)	3,246	3,226
		78,712

Computers—0.5%
McAfee Corp. 144A 7.375%, 2/15/30(1)	11,960	10,029
NCR Corp.
144A 5.125%, 4/15/29(1)	6,625	5,732
144A 6.125%, 9/1/29(1)	5,440	5,366
Western Digital Corp. 4.750%, 2/15/26	4,900	4,701
		25,828

Containers & Packaging—0.9%
Berry Global, Inc. 144A 5.625%, 7/15/27(1)	13,090	13,003
Mauser Packaging Solutions Holding Co. 144A 7.875%, 8/15/26(1)	7,350	7,350
Owens-Brockway Glass Container, Inc. 144A 6.625%, 5/13/27(1)	11,705	11,718
Sealed Air Corp. 144A 5.000%, 4/15/29(1)	2,300	2,161
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)	12,770	11,621
		45,853

Diversified Financial Services—1.2%
Nationstar Mortgage Holdings, Inc.
144A 5.500%, 8/15/28(1)	13,230	11,345
	Par Value	Value

Diversified Financial Services—continued
144A 5.750%, 11/15/31(1)	$ 6,870	$ 5,329
Navient Corp.
6.750%, 6/15/26	10,725	10,459
5.000%, 3/15/27	12,315	10,848
4.875%, 3/15/28	7,065	5,943
OneMain Finance Corp.
6.625%, 1/15/28	9,655	8,852
5.375%, 11/15/29	7,480	6,293
PRA Group, Inc. 144A 8.375%, 2/1/28(1)	3,945	3,945
		63,014

Electronic Equipment, Instruments & Components—0.2%
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)	11,220	11,521
Electronics—0.2%
Coherent Corp. 144A 5.000%, 12/15/29(1)	11,315	10,271
Sensata Technologies B.V. 144A 5.875%, 9/1/30(1)	1,995	1,977
		12,248

Engineering & Construction—0.1%
AECOM 5.125%, 3/15/27	4,625	4,581
Entertainment—1.8%
AMC Entertainment Holdings, Inc. 144A 7.500%, 2/15/29(1)	3,600	2,487
Caesars Entertainment, Inc.
144A 8.125%, 7/1/27(1)	9,990	10,190
144A 4.625%, 10/15/29(1)	8,665	7,578
CDI Escrow Issuer, Inc. 144A 5.750%, 4/1/30(1)	12,845	12,406
Cedar Fair LP 5.375%, 4/15/27	9,180	8,773
International Game Technology plc
144A 4.125%, 4/15/26(1)	4,495	4,339
144A 6.250%, 1/15/27(1)	3,200	3,236
Lions Gate Capital Holdings LLC 144A 5.500%, 4/15/29(1)	10,975	7,216
Live Nation Entertainment, Inc. 144A 4.750%, 10/15/27(1)	14,410	13,329
Scientific Games International, Inc.
144A 8.625%, 7/1/25(1)	2,750	2,815
144A 7.000%, 5/15/28(1)	3,100	3,069
	Par Value	Value

Entertainment—continued
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)	$ 15,825	$ 14,284
		89,722

Environmental Services—0.3%
GFL Environmental, Inc. 144A 4.750%, 6/15/29(1)	14,905	13,923
Equity Real Estate Investment Trusts (REITs)—1.4%
Brookfield Property REIT, Inc. 144A 4.500%, 4/1/27(1)	9,205	7,387
Iron Mountain Information Management Services, Inc. 144A 5.000%, 7/15/32(1)	7,535	6,471
Iron Mountain, Inc. 144A 5.250%, 7/15/30(1)	18,050	16,275
Park Intermediate Holdings LLC
144A 5.875%, 10/1/28(1)	8,830	8,130
144A 4.875%, 5/15/29(1)	9,060	7,794
SBA Communications Corp. 3.125%, 2/1/29	11,135	9,687
Service Properties Trust
4.500%, 3/15/25	5,185	4,764
7.500%, 9/15/25	5,355	5,284
4.375%, 2/15/30	5,355	3,996
		69,788

Food & Beverage—1.1%
Albertsons Cos., Inc. 144A 4.875%, 2/15/30(1)	6,755	6,305
Kraft Heinz Foods Co. 5.000%, 7/15/35	8,175	8,181
Performance Food Group, Inc.
144A 5.500%, 10/15/27(1)	7,630	7,459
144A 4.250%, 8/1/29(1)	10,125	9,092
Post Holdings, Inc.
144A 5.500%, 12/15/29(1)	3,660	3,449
144A 4.500%, 9/15/31(1)	9,420	8,290
Simmons Foods, Inc. 144A 4.625%, 3/1/29(1)	10,435	8,480
US Foods, Inc. 144A 4.750%, 2/15/29(1)	5,350	4,942
		56,198

Food Service—0.2%
Aramark Services, Inc. 144A 5.000%, 2/1/28(1)	8,355	7,908
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Healthcare-Products—0.3%
Medline Borrower LP 144A 5.250%, 10/1/29(1)	$ 16,520	$ 14,333
Healthcare-Services—1.4%
Centene Corp. 4.625%, 12/15/29	2,490	2,341
Community Health Systems, Inc.
144A 5.625%, 3/15/27(1)	6,495	5,702
144A 6.875%, 4/15/29(1)	9,715	6,014
HCA, Inc. 5.875%, 2/1/29	9,335	9,537
Select Medical Corp. 144A 6.250%, 8/15/26(1)	9,735	9,443
Tenet Healthcare Corp.
6.125%, 10/1/28	34,410	32,979
144A 6.125%, 6/15/30(1)	2,180	2,151
		68,167

Home Builders—0.2%
Taylor Morrison Communities, Inc. 144A 5.750%, 1/15/28(1)	7,925	7,796
Household Products/Wares—0.1%
Spectrum Brands, Inc. 144A 3.875%, 3/15/31(1)	8,430	6,894
Housewares—0.0%
Newell Brands, Inc. 6.625%, 9/15/29	1,165	1,175
Internet—0.7%
Gen Digital, Inc. 144A 7.125%, 9/30/30(1)	2,500	2,488
Match Group Holdings II LLC 144A 5.000%, 12/15/27(1)	8,590	8,137
Uber Technologies, Inc.
144A 8.000%, 11/1/26(1)	4,925	5,049
144A 7.500%, 9/15/27(1)	13,190	13,600
144A 6.250%, 1/15/28(1)	7,410	7,391
		36,665

Investment Companies—0.3%
Compass Group Diversified Holdings LLC
144A 5.250%, 4/15/29(1)	14,195	12,498
144A 5.000%, 1/15/32(1)	3,650	2,954
		15,452

Iron & Steel—0.2%
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)	4,870	4,958
United States Steel Corp. 6.875%, 3/1/29	7,210	7,210
		12,168

	Par Value	Value

Leisure Time—1.1%
Carnival Corp.
144A 10.500%, 2/1/26(1)	$ 7,675	$ 7,997
144A 5.750%, 3/1/27(1)	8,455	6,936
144A 6.000%, 5/1/29(1)	10,775	8,566
144A 10.500%, 6/1/30(1)	5,405	5,189
NCL Corp., Ltd.
144A 5.875%, 3/15/26(1)	12,550	10,681
144A 7.750%, 2/15/29(1)	2,280	1,955
Royal Caribbean Cruises Ltd.
144A 11.500%, 6/1/25(1)	1,959	2,089
144A 5.375%, 7/15/27(1)	6,590	5,870
144A 5.500%, 4/1/28(1)	6,100	5,385
		54,668

Lodging—0.9%
Boyd Gaming Corp. 144A 4.750%, 6/15/31(1)	6,045	5,490
Hilton Domestic Operating Co., Inc. 144A 4.000%, 5/1/31(1)	17,890	15,666
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)	8,230	7,310
MGM Resorts International
5.500%, 4/15/27	2,650	2,571
4.750%, 10/15/28	13,640	12,698
		43,735

Machinery-Construction & Mining—0.1%
Terex Corp. 144A 5.000%, 5/15/29(1)	7,100	6,607
Machinery-Diversified—0.2%
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)	9,100	9,402
Media—3.9%
CCO Holdings LLC
4.500%, 5/1/32	6,375	5,214
144A 5.375%, 6/1/29(1)	14,405	13,227
144A 6.375%, 9/1/29(1)	12,135	11,589
144A 7.375%, 3/1/31(1)	1,400	1,378
144A 4.750%, 2/1/32(1)	4,155	3,490
CSC Holdings LLC
144A 7.500%, 4/1/28(1)	24,490	15,612
144A 5.750%, 1/15/30(1)	3,000	1,579
DirecTV Financing LLC 144A 5.875%, 8/15/27(1)	15,910	14,410
DISH DBS Corp.
7.375%, 7/1/28	21,985	12,546
144A 5.750%, 12/1/28(1)	9,505	7,093
DISH Network Corp. 144A 11.750%, 11/15/27(1)	4,500	4,365
Gray Escrow II, Inc. 144A 5.375%, 11/15/31(1)	14,095	9,359
Gray Television, Inc.
144A 7.000%, 5/15/27(1)	8,470	7,092
	Par Value	Value

Media—continued
144A 4.750%, 10/15/30(1)	$ 2,325	$ 1,543
iHeartCommunications, Inc. 8.375%, 5/1/27	11,905	8,661
Nexstar Media, Inc.
144A 5.625%, 7/15/27(1)	13,405	12,387
144A 4.750%, 11/1/28(1)	5,800	5,158
Scripps Escrow II, Inc. 144A 5.375%, 1/15/31(1)	13,495	9,278
Sirius XM Radio, Inc.
144A 4.000%, 7/15/28(1)	8,960	7,696
144A 4.125%, 7/1/30(1)	9,665	7,901
TEGNA, Inc. 5.000%, 9/15/29	10,150	8,773
Virgin Media Finance plc 144A 5.000%, 7/15/30(1)	8,345	6,897
Virgin Media Secured Finance plc
144A 5.500%, 5/15/29(1)	12,100	11,268
144A 4.500%, 8/15/30(1)	9,225	7,932
		194,448

Mining—0.3%
FMG Resources August 2006 Pty Ltd. 144A 4.375%, 4/1/31(1)	4,130	3,622
Hudbay Minerals, Inc.
144A 4.500%, 4/1/26(1)	9,720	8,976
144A 6.125%, 4/1/29(1)	4,985	4,711
		17,309

Oil, Gas & Consumable Fuels—2.5%
Antero Resources Corp. 144A 5.375%, 3/1/30(1)	7,740	7,200
Callon Petroleum Co.
144A 8.000%, 8/1/28(1)	13,490	13,364
144A 7.500%, 6/15/30(1)	7,640	7,182
CITGO Petroleum Corp. 144A 6.375%, 6/15/26(1)	6,385	6,225
CNX Resources Corp. 144A 7.375%, 1/15/31(1)	4,510	4,442
Cobalt International Energy, Inc. 7.750%, 12/1/23(2)(3)	9,216	—(4)
Comstock Resources, Inc.
144A 6.750%, 3/1/29(1)	9,720	8,894
144A 5.875%, 1/15/30(1)	6,595	5,666
Mesquite Energy, Inc. 0.000%, 1/15/23(2)	6,240	39
Occidental Petroleum Corp.
8.875%, 7/15/30	6,600	7,677
6.625%, 9/1/30	2,610	2,749
SM Energy Co.
6.625%, 1/15/27	7,980	7,666
6.500%, 7/15/28	7,075	6,751
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Oil, Gas & Consumable Fuels—continued
Southwestern Energy Co.
5.375%, 3/15/30	$ 12,115	$ 11,390
4.750%, 2/1/32	4,720	4,168
Sunoco LP
5.875%, 3/15/28	4,830	4,637
4.500%, 4/30/30	6,635	6,000
USA Compression Partners LP 6.875%, 9/1/27	12,545	11,988
Weatherford International Ltd.
144A 11.000%, 12/1/24(1)	25	26
144A 8.625%, 4/30/30(1)	9,565	9,786
		125,850

Paper & Forest Products—0.2%
Mercer International, Inc. 5.125%, 2/1/29	10,985	9,407
Passenger Airlines—0.4%
American Airlines, Inc.
144A 11.750%, 7/15/25(1)	3,875	4,239
144A 5.750%, 4/20/29(1)	14,125	13,549
Delta Air Lines, Inc. 7.375%, 1/15/26	3,545	3,689
		21,477

Personal Care Products—0.3%
Coty, Inc. 144A 6.500%, 4/15/26(1)	11,185	11,130
Edgewell Personal Care Co. 144A 5.500%, 6/1/28(1)	4,605	4,411
		15,541

Pharmaceuticals—1.0%
Bausch Health Americas, Inc. 144A 8.500%, 1/31/27(1)	32,710	14,940
Jazz Securities DAC 144A 4.375%, 1/15/29(1)	17,325	15,939
Organon & Co. 144A 5.125%, 4/30/31(1)	16,695	14,819
Prestige Brands, Inc. 144A 5.125%, 1/15/28(1)	5,645	5,472
		51,170

Pipelines—1.0%
Antero Midstream Partners LP 144A 5.375%, 6/15/29(1)	9,185	8,644
Crestwood Midstream Partners LP 144A 6.000%, 2/1/29(1)	11,805	11,238
	Par Value	Value

Pipelines—continued
EQM Midstream Partners LP
144A 6.500%, 7/1/27(1)	$ 4,470	$ 4,333
144A 7.500%, 6/1/30(1)	3,895	3,773
Hess Midstream Operations LP 144A 5.500%, 10/15/30(1)	3,250	3,022
NGL Energy Operating LLC 144A 7.500%, 2/1/26(1)	13,315	12,848
NuStar Logistics LP 6.375%, 10/1/30	9,135	8,765
		52,623

Real Estate—0.2%
Kennedy-Wilson, Inc. 5.000%, 3/1/31	12,550	9,209
Retail—1.4%
Asbury Automotive Group, Inc.
4.750%, 3/1/30	6,155	5,509
144A 4.625%, 11/15/29(1)	4,400	3,938
144A 5.000%, 2/15/32(1)	4,280	3,749
Bath & Body Works, Inc. 144A 6.625%, 10/1/30(1)	14,795	14,423
Macy’s Retail Holdings LLC
144A 5.875%, 3/15/30(1)	4,925	4,371
144A 6.125%, 3/15/32(1)	6,250	5,502
Mariposa Borrower, Inc. Escrow 8.000%, 10/15/21(2)	6,810	2,202
New Red Finance, Inc. 144A 4.000%, 10/15/30(1)	16,820	14,423
Yum! Brands, Inc.
4.625%, 1/31/32	9,655	8,979
5.375%, 4/1/32	6,680	6,467
		69,563

Semiconductors—0.1%
Amkor Technology, Inc. 144A 6.625%, 9/15/27(1)	3,650	3,650
Software—0.7%
Alteryx, Inc. 144A 8.750%, 3/15/28(1)	5,870	5,908
Clarivate Science Holdings Corp. 144A 4.875%, 7/1/29(1)	11,825	10,694
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	3,065	2,663
144A 6.500%, 10/15/28(1)	6,765	5,610
	Par Value	Value

Software—continued
SS&C Technologies, Inc. 144A 5.500%, 9/30/27(1)	$ 8,235	$ 7,991
		32,866

Telecommunications—1.8%
CommScope Technologies LLC 144A 5.000%, 3/15/27(1)	10,105	7,389
Frontier Communications Holdings LLC
144A 5.000%, 5/1/28(1)	10,165	8,821
144A 6.000%, 1/15/30(1)	12,310	9,362
144A 8.750%, 5/15/30(1)	2,420	2,410
Hughes Satellite Systems Corp. 6.625%, 8/1/26	13,080	12,385
Lumen Technologies, Inc.
144A 5.125%, 12/15/26(1)	9,205	6,075
144A 5.375%, 6/15/29(1)	23,075	11,191
Sprint LLC
7.125%, 6/15/24	6,860	6,974
7.625%, 3/1/26	7,435	7,862
T-Mobile USA, Inc.
4.750%, 2/1/28	450	444
3.375%, 4/15/29	8,250	7,522
3.500%, 4/15/31	14,160	12,732
Windstream Services LLC 144A 6.375%, 8/1/23(1)(2)(3)	7,464	—
		93,167

Transportation—0.3%
Fortress Transportation & Infrastructure Investors LLC
144A 9.750%, 8/1/27(1)	8,420	8,884
144A 5.500%, 5/1/28(1)	7,450	6,797
		15,681

Total Corporate Bonds and Notes (Identified Cost $1,914,418)		1,645,657

	Shares
Convertible Preferred Stocks—4.3%
Automobile Components—0.4%
Aptiv plc Series A, 5.500%	152,810	18,756
Banks—1.3%
Bank of America Corp. Series L, 7.250%	21,900	25,574
Wells Fargo & Co. Series L, 7.500%	35,490	41,745
		67,319

See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Shares	Value

Capital Markets—0.3%
KKR & Co., Inc. Series C, 6.000%	270,055	$ 17,135
Electric Utilities—0.5%
NextEra Energy, Inc., 6.219%	543,655	26,552
Electronic Equipment, Instruments & Components—0.1%
Coherent Corp. Series A, 6.000%	23,240	4,067
Financial Services—0.2%
Chewy, Inc. 2020 Mandatory Exchangeable Trust 144A, 6.500%(1)	9,640	8,860
Healthcare Equipment & Supplies—0.5%
Boston Scientific Corp. Series A, 5.500%	184,060	22,278
Life Sciences Tools & Services—0.7%
Danaher Corp. Series B, 5.000%	28,700	36,574
Professional Services—0.1%
Clarivate plc Series A, 5.250%	140,520	5,771
Telecommunications—0.2%
T-Mobile U.S. 2020 Cash Mandatory Exchangeable Trust 144A, 5.250%(1)	6,840	7,953
Total Convertible Preferred Stocks (Identified Cost $250,239)		215,265

Preferred Stock—0.0%
Entertainment—0.0%
LiveStyle, Inc. Series B (2)(5)(6)	27,523	2,069
Total Preferred Stock (Identified Cost $2,698)		2,069

Common Stocks—34.7%
Air Freight & Logistics—0.6%
FedEx Corp.	76,710	17,528
United Parcel Service, Inc. Class B	69,825	13,545
		31,073

Automobiles—1.2%
Tesla, Inc.(5)	287,883	59,724
	Shares	Value

Banks—1.2%
CCF Holdings LLC (2)(5)	7,416,755	$ 2,670
CCF Holdings LLC Class M(2)(5)	1,759,917	634
JPMorgan Chase & Co.	211,475	27,557
Wells Fargo & Co.	822,765	30,755
		61,616

Biotechnology—0.5%
AbbVie, Inc.	140,382	22,373
Broadline Retail—1.2%
Amazon.com, Inc.(5)	578,270	59,730
Capital Markets—1.0%
CME Group, Inc. Class A	112,455	21,537
Moody’s Corp.	100,300	30,694
		52,231

Chemicals—0.9%
DuPont de Nemours, Inc.	405,835	29,127
Sherwin-Williams Co. (The)	68,490	15,394
		44,521

Commercial Services & Supplies—0.6%
Waste Management, Inc.	178,085	29,058
Communications Equipment—0.4%
Cisco Systems, Inc.	398,715	20,843
Consumer Finance—0.4%
Capital One Financial Corp.	216,470	20,816
Erickson, Inc.(2)(5)	10,866	369
		21,185

Consumer Staples Distribution & Retail—0.9%
Costco Wholesale Corp.	70,990	35,273
Target Corp.	66,560	11,024
		46,297

Diversified REIT—0.5%
American Tower Corp.	113,300	23,152
Electric Utilities—0.9%
Exelon Corp.	1,089,140	45,624
Electrical Equipment—0.2%
Generac Holdings, Inc.(5)	49,720	5,370
Plug Power, Inc.(5)	437,288	5,125
		10,495

Electronic Equipment, Instruments & Components—0.1%
Coherent Corp.(5)	147,475	5,616
Energy Equipment & Services—0.6%
Schlumberger N.V.	638,040	31,328
	Shares	Value

Entertainment—0.0%
LiveStyle, Inc. (2)(5)(6)	202,319	$ —
Financial Services—1.1%
Mastercard, Inc. Class A	145,015	52,700
Ground Transportation—1.0%
Uber Technologies, Inc.(5)	362,245	11,483
Union Pacific Corp.	196,420	39,532
		51,015

Healthcare Equipment & Supplies—1.2%
Abbott Laboratories	181,305	18,359
Align Technology, Inc.(5)	51,770	17,299
Intuitive Surgical, Inc.(5)	103,375	26,409
		62,067

Healthcare Providers & Services—0.5%
UnitedHealth Group, Inc.	50,490	23,861
Hotels, Restaurants & Leisure—1.6%
Booking Holdings, Inc.(5)	15,335	40,675
Chipotle Mexican Grill, Inc. Class A(5)	9,905	16,920
Las Vegas Sands Corp.(5)	357,285	20,526
		78,121

Insurance—0.4%
Aon plc Class A	56,765	17,897
Interactive Media & Services—2.7%
Alphabet, Inc. Class A(5)	870,900	90,339
Meta Platforms, Inc. Class A(5)	212,910	45,124
		135,463

IT Services—0.7%
Accenture plc Class A	94,550	27,023
EPAM Systems, Inc.(5)	25,610	7,658
GTT Communications, Inc.(5)	8,647	108
		34,789

Life Sciences Tools & Services—1.3%
Avantor, Inc.(5)	280,592	5,932
IQVIA Holdings, Inc.(5)	118,460	23,560
Thermo Fisher Scientific, Inc.	64,490	37,170
		66,662

Machinery—0.4%
Deere & Co.	37,015	15,283
Stanley Black & Decker, Inc.	82,623	6,658
		21,941

See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Shares	Value

Media—0.0%
Postmedia Network Canada Corp.(2)(5)	1,018,823	$ 571
Oil, Gas & Consumable Fuels—0.8%
ConocoPhillips	206,950	20,531
Devon Energy Corp.	399,720	20,230
Riviera Resources, Inc.(2)(5)	25,527	—
		40,761

Pharmaceuticals—1.3%
Elanco Animal Health, Inc.(5)	358,695	3,372
Eli Lilly & Co.	83,785	28,773
Zoetis, Inc. Class A	206,105	34,304
		66,449

Semiconductors & Semiconductor Equipment—2.0%
Lam Research Corp.	41,920	22,222
Marvell Technology, Inc.	250,510	10,847
Micron Technology, Inc.	389,325	23,492
NVIDIA Corp.	165,190	45,885
		102,446

Software—4.6%
Adobe, Inc. (5)	17,235	6,642
Atlassian Corp. Class A(5)	55,805	9,552
Crowdstrike Holdings, Inc. Class A(5)	123,360	16,933
Intuit, Inc.	48,695	21,710
Microsoft Corp.	400,296	115,405
Salesforce, Inc.(5)	135,155	27,001
ServiceNow, Inc.(5)	77,345	35,944
Workday, Inc. Class A(5)	4,974	1,027
		234,214

Specialty Retail—1.0%
Home Depot, Inc. (The)	105,715	31,199
TJX Cos., Inc. (The)	259,310	20,319
		51,518

Technology Hardware, Storage & Peripherals—2.3%
Apple, Inc.	694,605	114,540
Textiles, Apparel & Luxury Goods—0.6%
NIKE, Inc. Class B	252,665	30,987
Quiksilver, Inc.(2)(5)	2	—(4)
		30,987

Total Common Stocks (Identified Cost $2,147,649)		1,750,868

	Shares	Value

Warrants—0.0%
Banks—0.0%
CCF Holdings LLC, 04/01/24(2)(5)	2,911,361	$ 437
IT Services—0.0%
GTT Communications, Inc., 12/30/27(2)(5)	27,745	3
Media—0.0%
Tenerity, Inc., 04/01/24(2)(5)(6)	7,203	—
Oil, Gas & Consumable Fuels—0.0%
Nabors Industries Ltd., 06/11/26(5)	2,910	54
Total Warrants (Identified Cost $1,422)		494

Total Long-Term Investments—97.7% (Identified Cost $5,892,083)		4,934,459

Short-Term Investment—0.7%
Money Market Mutual Fund—0.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.717%)(7)	38,212,484	38,212
Total Short-Term Investment (Identified Cost $38,212)		38,212

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—98.4% (Identified Cost $5,930,295)		4,972,671

Written Options—(0.0)%
(See open written options schedule)
Total Written Options (Premiums Received $1,691)	(1,910)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—98.4% (Identified Cost $5,928,604)	$4,970,761
Other assets and liabilities, net—1.6%	81,284
NET ASSETS—100.0%	$5,052,045
Abbreviations:
EV	Enterprise Value
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, these securities amounted to a value of $1,370,088 or 27.1% of net assets.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(4)	Amount is less than $500.
(5)	Non-income producing.
(6)	All or a portion of the security is restricted.
(7)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	93%
United Kingdom	2
Bermuda	2
Canada	1
Cayman Islands	1
Panama	1
Total	100%
† % of total investments, net of written options, as of March 31, 2023.
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
Open written options contracts as of March 31, 2023 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
AbbVie, Inc.	(1,200)	$(20,400)	$170.00	04/21/23	$(11)
Accenture plc	(595)	(18,445)	310.00	05/19/23	(77)
Align Technology, Inc.	(360)	(13,500)	375.00	04/21/23	(55)
Aon plc	(395)	(13,035)	330.00	04/21/23	(28)
Apple, Inc.	(3,750)	(65,625)	175.00	04/21/23	(112)
Booking Holdings, Inc.	(40)	(11,200)	2,800.00	04/21/23	(55)
Chipotle Mexican Grill, Inc.	(55)	(9,900)	1,800.00	04/21/23	(39)
ConocoPhillips	(1,030)	(13,390)	130.00	04/21/23	(1)
Costco Wholesale Corp.	(370)	(19,980)	540.00	04/21/23	(12)
Deere & Co.	(260)	(11,700)	450.00	04/21/23	(13)
DuPont de Nemours, Inc.	(2,755)	(22,040)	80.00	05/19/23	(110)
Eli Lilly & Co.	(505)	(18,685)	370.00	04/21/23	(22)
FedEx Corp.	(490)	(11,760)	240.00	04/21/23	(76)
Home Depot, Inc. (The)	(64)	(2,208)	345.00	05/19/23	(2)
Intuit, Inc.	(260)	(12,740)	490.00	04/21/23	(31)
Intuitive Surgical, Inc.	(515)	(13,905)	270.00	04/21/23	(165)
IQVIA Holdings, Inc.	(295)	(7,375)	250.00	04/21/23	(2)
JPMorgan Chase & Co.	(1,675)	(26,800)	160.00	04/21/23	(3)
Lam Research Corp.	(295)	(19,323)	655.00	04/21/23	(10)
Las Vegas Sands Corp.	(2,500)	(15,750)	63.00	04/21/23	(48)
Marvell Technology, Inc.	(1,755)	(11,408)	65.00	04/21/23	—
Mastercard, Inc.	(1,015)	(39,077)	385.00	04/21/23	(66)
Meta Platforms, Inc.	(373)	(8,206)	220.00	04/21/23	(140)
Microsoft Corp.	(2,145)	(65,422)	305.00	04/21/23	(247)
Moody’s Corp.	(500)	(16,500)	330.00	04/21/23	(35)
NIKE, Inc.	(720)	(10,440)	145.00	04/21/23	(1)
NVIDIA Corp.	(1,175)	(36,425)	310.00	04/21/23	(181)
Salesforce, Inc.	(549)	(12,078)	220.00	04/21/23	(20)
Schlumberger N.V.	(3,825)	(24,862)	65.00	04/21/23	(10)
ServiceNow, Inc.	(385)	(20,405)	530.00	04/21/23	(24)
Thermo Fisher Scientific, Inc.	(280)	(16,800)	600.00	04/21/23	(87)
TJX Cos., Inc. (The)	(1,815)	(15,065)	83.00	04/21/23	(25)
Uber Technologies, Inc.	(2,540)	(9,652)	38.00	04/21/23	(10)
Union Pacific Corp.	(980)	(24,010)	245.00	04/21/23	—
UnitedHealth Group, Inc.	(350)	(19,250)	550.00	04/21/23	(5)
Waste Management, Inc.	(890)	(14,685)	165.00	04/21/23	(165)
Zoetis, Inc.	(1,445)	(26,010)	180.00	04/21/23	(22)
Total Written Options					$(1,910)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$1,645,657	$—	$1,643,416	$2,241(1)
Convertible Bonds and Notes	1,320,106	—	1,297,605	22,501
Equity Securities:
Common Stocks	1,750,868	1,746,516	108	4,244(1)
Convertible Preferred Stocks	215,265	198,452	16,813	—
Warrants	494	54	—	440(1)
Preferred Stock	2,069	—	—	2,069
Money Market Mutual Fund	38,212	38,212	—	—
Total Assets	4,972,671	1,983,234	2,957,942	31,495
Liabilities:
Other Financial Instruments:
Written Options	(1,910)	(1,848)	(62)	—
Total Investments, Net of Written Options	$4,970,761	$1,981,386	$2,957,880	$31,495

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at March 31, 2023.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Corporate Bonds And Notes	Convertible Bonds And Notes	Common Stocks	Preferred Stocks	Warrants
Investments in Securities
Balance as of June 30, 2022:	$ 11,751	$ 2,162(a)	$—	$ 3,651(a)	$ 5,618(a)	$ 320(a)
Net realized gain (loss)	(9,478)	—	—	(1,534)	(7,944)	—
Net change in unrealized appreciation (depreciation)(b)	9,696	79	(336)	2,554	7,279	120
Purchases	22,837	—	22,837	—	—	—
Sales(c)	(3,311)	—	—	(427)	(2,884)	—
Balance as of March 31, 2023	$ 31,495	$ 2,241(a)	$ 22,501	$ 4,244(a)	$ 2,069	$ 440(a)
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023, was $9,695.
(c) Includes paydowns on securities.
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at March 31, 2023:
Investments in Securities – Assets	Ending Balance at March 31, 2023	Valuation Technique Used	Unobservable Inputs	Input Values
Preferred Stock:
LiveStyle, Inc. Series B	$2,069	Discounted cash flows liquidation approach	Discount rate	28.54% (27.95% - 29.05%)

Common Stocks:
CCF Holdings LLC	$2,670	Market and Company Comparables	EV Multiples	1.11x (0.66x - 1.46x)
				5.97x (5.07x - 7.49x)
				0.43x (0.22x - 0.64x)
			Illiquidity Discount	25%

CCF Holdings LLC Class M	$634	Market and Company Comparables	EV Multiples	1.11x (0.66x - 1.46x)
				5.97x (5.07x - 7.49x)
				0.43x (0.22x - 0.64x)
			Illiquidity Discount	25%

Erickson, Inc.	$369	Market and Company Comparables	EV Multiples	1.22x (0.60x - 3.03x)
				14.55x (11.13x - 17.80x)
				1.04x (0.45x - 1.74x)
			M&A Transaction Multiples	0.96x (0.41x - 1.96x)
			Illiquidity Discount	20%

LiveStyle, Inc.	$ — (2)	Discounted cash flows liquidation approach	Discount rate	28.54% (27.95% - 29.05%)

Postmedia Network Canada Corp.	$571	Market and Company Comparables	EV Multiples	1.23x (0.45x - 2.59x)
				8.70x (2.92x - 17.98x)
			Illiquidity Discount	N/A

Quiksilver, Inc.	$ — (1)	Market and Company Comparables	EV Multiples	0.68x (0.26x - 1.31x)
				0.84x (0.41x - 1.75x)
			Illiquidity Discount	20%

Warrants:
CCF Holdings LLC	$437	Market and Company Comparables	EV Multiples	1.11x (0.66x - 1.46x)
				5.97x (5.07x - 7.49x)
				0.43x (0.22x - 0.64x)
			Illiquidity Discount	25%
		Black-Scholes Model	Volatility	51.80%

(1) Amount is less than $500.

(2) Includes internally fair valued securities currently priced at zero ($0).
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.